Share-based compensation - Unrecognized compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Unrecognized compensation expenses	¥ 166,224	¥ 14,395
Unrecognized compensation expenses which is expected to be recognized over a weighted-average period	3 years 9 months 18 days	3 years 1 month 20 days